UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-08397

THE MARSICO INVESTMENT FUND
(Exact name of registrant as specified in charter)

1200 17th Street, Suite 1600
Denver, CO 80202
 (Address of principal executive offices)(zip code)

Christopher J. Marsico
The Marsico Investment Fund
1200 17th Street, Suite 1600
Denver, CO 80202
(Name and address of agent for service)

Copies to:
Anthony H. Zacharski
Dechert LLP
90 State House Square
Hartford, CT 06103

Registrant's telephone number, including area code: (303)454-5600

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

Item 1.  Schedule of Investments

Marsico Focus Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2015
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
The Boeing Company	206,731	$29,891,235	3.86%

Application Software
salesforce.com, inc.*	533,790	41,849,136	5.40

Biotechnology
Amgen, Inc.	96,490	15,663,222	2.02
Celgene Corporation*	212,090	25,399,899	3.28
Regeneron Pharmaceuticals, Inc.*	43,551	23,642,531	3.05
		64,705,652	8.35

Consumer Finance
Synchrony Financial*	273,405	8,314,246	1.07

Data Processing & Outsourced Services
Visa, Inc. - Cl. A	649,746	50,387,802	6.50

Food Retail
The Kroger Company	157,188	6,575,174	0.85

Footwear
NIKE, Inc. - Cl. B	648,666	40,541,625	5.23

General Merchandise Stores
Dollar Tree, Inc.*	412,301	31,837,883	4.11

Home Entertainment Software
Electronic Arts, Inc.*	417,726	28,706,131	3.70

Internet Retail
Amazon.com, Inc.*	39,708	26,838,240	3.46

Internet Software & Services
Alibaba Group Holding Ltd. Spon. ADR*	515,117	41,863,559	5.40
Alphabet, Inc. - Cl. A*	64,255	49,991,033	6.45
Facebook, Inc. - Cl. A*	641,672	67,157,391	8.67
		159,011,983	20.52

Investment Banking & Brokerage
The Charles Schwab Corporation	876,776	28,872,234	3.72

Managed Health Care
UnitedHealth Group, Inc.	243,514	28,646,987	3.70

Movies & Entertainment
The Walt Disney Company	264,260	27,768,441	3.58

Oil & Gas Equipment & Services
Schlumberger Ltd.	110,667	$7,719,023	1.00%

Pharmaceuticals
Novartis AG	280,877	24,341,178	3.14
Pacira Pharmaceuticals, Inc.*	337,169	25,891,207	3.34
		50,232,385	6.48

Restaurants
Chipotle Mexican Grill, Inc.*	54,575	26,187,814	3.38
Starbucks Corporation	588,657	35,337,079	4.56
		61,524,893	7.94

Specialty Chemicals
The Sherwin-Williams Company	162,647	42,223,161	5.45

Technology Hardware, Storage & Peripherals
Apple, Inc.	254,219	26,759,092	3.45

TOTAL COMMON STOCKS (Cost $602,708,141)		762,405,323	98.37

SHORT-TERM INVESTMENTS
State Street Institutional U.S. Government Money Market Fund, 0.000%	18,464,897	18,464,897	2.38

TOTAL SHORT-TERM INVESTMENTS (Cost $18,464,897)		18,464,897	2.38

TOTAL INVESTMENTS (Cost $621,173,038)		780,870,220	100.75

Liabilities, Less Cash and Other Assets		(5,801,548)	(0.75)
NET ASSETS		$775,068,672	100.00%

*	Non-income producing.

See notes to schedules of investments.

Marsico Growth Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2015
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
The Boeing Company	87,731	$12,685,025	3.24%

Airlines
Delta Air Lines, Inc.	114,551	5,806,590	1.48

Application Software
salesforce.com, inc.*	250,201	19,615,758	5.02

Automobile Manufacturers
Tesla Motors, Inc.*	20,110	4,826,601	1.23

Biotechnology
Amgen, Inc.	63,039	10,233,121	2.61
Celgene Corporation*	99,318	11,894,324	3.04
Incyte Corporation*	38,937	4,222,717	1.08
Regeneron Pharmaceuticals, Inc.*	15,033	8,160,965	2.09
		34,511,127	8.82

Communications Equipment
Palo Alto Networks, Inc.*	39,969	7,040,140	1.80

Consumer Finance
Synchrony Financial*	69,651	2,118,087	0.54

Data Processing & Outsourced Services
FleetCor Technologies, Inc.*	43,674	6,242,325	1.60
Visa, Inc. - Cl. A	203,363	15,770,800	4.03
		22,013,125	5.63

Food Retail
The Kroger Company	40,414	1,690,518	0.43

Footwear
NIKE, Inc. - Cl. B	293,198	18,324,875	4.69

General Merchandise Stores
Dollar Tree, Inc.*	178,160	13,757,515	3.52

Home Entertainment Software
Electronic Arts, Inc.*	165,530	11,375,222	2.91

Hotels, Resorts & Cruise Lines
Royal Caribbean Cruises Ltd.	68,279	6,910,518	1.77

Internet Retail
Amazon.com, Inc.*	28,422	19,210,146	4.91

The Priceline Group, Inc.*	6,057	$7,722,372	1.98%
		26,932,518	6.89

Internet Software & Services
Alibaba Group Holding Ltd. Spon. ADR*	158,293	12,864,472	3.29
Alphabet, Inc. - Cl. A*	32,593	25,357,680	6.48
Facebook, Inc. - Cl. A*	257,226	26,921,273	6.88
		65,143,425	16.65

Investment Banking & Brokerage
The Charles Schwab Corporation	428,116	14,097,860	3.60

Managed Health Care
UnitedHealth Group, Inc.	108,472	12,760,646	3.26

Movies & Entertainment
The Walt Disney Company	113,735	11,951,274	3.06

Oil & Gas Equipment & Services
Schlumberger Ltd.	110,684	7,720,209	1.97

Pharmaceuticals
Eli Lilly & Company	96,694	8,147,436	2.08
Pacira Pharmaceuticals, Inc.*	129,336	9,931,711	2.54
Zoetis, Inc.	188,169	9,017,059	2.31
		27,096,206	6.93

Restaurants
Chipotle Mexican Grill, Inc.*	22,583	10,836,453	2.77
Starbucks Corporation	274,571	16,482,497	4.21
		27,318,950	6.98

Semiconductors
NXP Semiconductors N.V.*	99,427	8,376,725	2.14

Specialty Chemicals
The Sherwin-Williams Company	52,777	13,700,909	3.50

Specialty Stores
Signet Jewelers Ltd.	37,181	4,598,918	1.18

Technology Hardware, Storage & Peripherals
Apple, Inc.	130,598	13,746,745	3.51

TOTAL COMMON STOCKS (Cost $323,131,805)		394,119,486	100.75

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	10,231	10,231	0.00

TOTAL SHORT-TERM INVESTMENTS (Cost $10,231)		10,231	0.00

TOTAL INVESTMENTS (Cost $323,142,036)	394,129,717	100.75

Liabilities, Less Cash and Other Assets	(2,937,154)	(0.75)
NET ASSETS	$391,192,563	100.00%

*	Non-income producing.

See notes to schedules of investments.

Marsico 21st Century Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2015
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
BE Aerospace, Inc.	91,649	$3,883,168	1.41%
The Boeing Company	38,105	5,509,602	2.00
		9,392,770	3.41

Airlines
Delta Air Lines, Inc.	59,247	3,003,230	1.09

Application Software
Adobe Systems, Inc.*	47,384	4,451,253	1.62
Atlassian Corporation PLC - Cl. A*	20,000	601,600	0.22
Blackbaud, Inc.	31,224	2,056,413	0.75
Mobileye N.V.*	45,593	1,927,672	0.70
salesforce.com, inc.*	126,919	9,950,449	3.62
The Descartes Systems Group, Inc.*	74,300	1,494,914	0.54
		20,482,301	7.45

Automobile Manufacturers
Tesla Motors, Inc.*	13,040	3,129,730	1.14

Automotive Retail
O'Reilly Automotive, Inc.*	18,809	4,766,577	1.73

Biotechnology
Alexion Pharmaceuticals, Inc.*	32,714	6,240,196	2.27
Alkermes PLC*	80,603	6,398,266	2.32
Regeneron Pharmaceuticals, Inc.*	13,623	7,395,518	2.69
		20,033,980	7.28

Communications Equipment
Palo Alto Networks, Inc.*	17,640	3,107,110	1.13

Construction Materials
Vulcan Materials Company	30,435	2,890,412	1.05

Data Processing & Outsourced Services
FleetCor Technologies, Inc.*	40,009	5,718,486	2.08
MasterCard, Inc. - Cl. A	117,852	11,474,071	4.17
		17,192,557	6.25

Distillers & Vintners
Constellation Brands, Inc. - Cl. A	77,746	11,074,140	4.03

Diversified Support Services
Healthcare Services Group, Inc.	97,672	3,405,823	1.24

General Merchandise Stores
Burlington Stores, Inc.*	93,211	$3,998,752	1.45%

Health Care Equipment
ConforMIS, Inc.*	71,004	1,227,659	0.45
DexCom, Inc.*	73,221	5,996,800	2.18
Intuitive Surgical, Inc.*	11,402	6,227,316	2.26
		13,451,775	4.89

Health Care Facilities
Acadia Healthcare Company, Inc.*	69,114	4,316,861	1.57

Home Entertainment Software
Electronic Arts, Inc.*	129,782	8,918,619	3.24

Hotels, Resorts & Cruise Lines
Norwegian Cruise Line Holdings Ltd.*	140,814	8,251,700	3.00

Internet Retail
Amazon.com, Inc.*	16,239	10,975,778	3.99
Ctrip.com International, Ltd. ADR*	161,748	7,493,785	2.72
NetFlix, Inc.*	38,766	4,434,055	1.61
Yoox SpA*	111,162	4,173,822	1.52
		27,077,440	9.84

Internet Software & Services
CoStar Group, Inc.*	27,382	5,659,586	2.06
Envestnet, Inc.*	46,105	1,376,234	0.50
Facebook, Inc. - Cl. A*	176,535	18,476,153	6.71
Scout24 A.G.*	10,000	357,812	0.13
		25,869,785	9.40

Investment Banking & Brokerage
The Charles Schwab Corporation	270,012	8,891,495	3.23

Life Sciences Tools & Services
Illumina, Inc.*	9,529	1,829,044	0.67

Movies & Entertainment
Imax Corporation*	109,899	3,905,811	1.42
The Walt Disney Company	39,428	4,143,094	1.51
		8,048,905	2.93

Packaged Foods & Meats
Blue Buffalo Pet Products, Inc.*	55,386	1,036,272	0.38

Pharmaceuticals
Concordia Healthcare Corporation	54,565	2,229,606	0.81

Railroads
Genesee & Wyoming, Inc. - Cl. A*	22,906	1,229,823	0.45

Regional Banks
First Republic Bank	119,652	7,904,211	2.87

Research & Consulting Services
Verisk Analytics, Inc. - Cl. A*	36,065	2,772,677	1.01

Restaurants
Domino's Pizza, Inc.	93,968	$10,453,940	3.80%

Semiconductors
ARM Holdings PLC	190,851	2,923,253	1.06
NXP Semiconductors N.V.*	89,383	7,530,518	2.74
		10,453,771	3.80

Specialty Chemicals
The Sherwin-Williams Company	26,299	6,827,220	2.48

Wireless Telecommunication Services
SBA Communications Corporation - Cl. A*	59,149	6,214,786	2.26

TOTAL COMMON STOCKS (Cost $202,363,271)		258,255,312	93.88

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	17,762,633	17,762,633	6.46

TOTAL SHORT-TERM INVESTMENTS (Cost $17,762,633)		17,762,633	6.46

TOTAL INVESTMENTS (Cost $220,125,904)		276,017,945	100.34

Liabilities, Less Cash and Other Assets		(935,659)	(0.34)
NET ASSETS		$275,082,286	100.00%

*	Non-income producing.

See notes to schedules of investments.

Marsico International Opportunities Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2015
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Advertising
JC Decaux S.A.	63,663	$2,442,257	3.12%
REA Group Ltd.	46,559	1,869,068	2.38
		4,311,325	5.50

Aerospace & Defense
Safran S.A.	22,716	1,564,390	2.00

Airlines
Ryanair Holdings PLC Spon. ADR	30,296	2,619,392	3.34

Application Software
Constellation Software, Inc.	2,730	1,138,167	1.45

Asset Management & Custody Banks
Hargreaves Lansdown PLC	104,932	2,329,643	2.97

Auto Parts & Equipment
Delphi Automotive PLC	26,955	2,310,852	2.95

Biotechnology
Alkermes PLC*	21,386	1,697,621	2.17

Cable & Satellite
Liberty Global PLC - Series C*	38,686	1,577,228	2.01

Data Processing & Outsourced Services
MasterCard, Inc. - Cl. A	31,649	3,081,347	3.93
Paysafe Group PLC*	457,658	2,508,121	3.20
Wirecard A.G.	32,426	1,638,611	2.09
Worldpay Group PLC*	574,198	2,601,241	3.32
		9,829,320	12.54

Education Services
TAL Education Group ADR*	17,000	789,990	1.01

Electronic Equipment & Instruments
Keyence Corporation	4,400	2,455,610	3.14

Hotels, Resorts & Cruise Lines
Norwegian Cruise Line Holdings Ltd.*	42,774	2,506,556	3.20

Internet Retail
Ctrip.com International, Ltd. ADR*	45,231	2,095,552	2.67
Start Today Company Ltd.	49,500	1,618,495	2.07
The Priceline Group, Inc.*	1,818	2,317,859	2.96
Yoox SpA*	48,018	1,802,942	2.30

Zalando S.E.*	43,467	$1,719,454	2.19%
		9,554,302	12.19

Internet Software & Services
Alibaba Group Holding Ltd. Spon. ADR*	29,296	2,380,886	3.04
Auto Trader Group PLC*	201,072	1,316,106	1.68
Facebook, Inc. - Cl. A*	23,026	2,409,901	3.07
Kakaku.com, Inc.	60,600	1,207,009	1.54
Scout24 A.G.*	46,978	1,680,931	2.14
Tencent Holdings Ltd.	160,900	3,170,228	4.05
		12,165,061	15.52

Movies & Entertainment
Imax Corporation*	36,144	1,284,558	1.64

Pharmaceuticals
Concordia Healthcare Corporation	40,802	1,667,229	2.13
Novartis AG	26,371	2,285,346	2.92
Novo Nordisk A/S - Cl. B	56,355	3,281,740	4.19
Perrigo Company	10,912	1,578,967	2.01
		8,813,282	11.25

Research & Consulting Services
Nielsen Holdings N.V.	48,741	2,271,331	2.90

Restaurants
Domino's Pizza Enterprises Ltd.	85,447	3,595,817	4.59
Domino's Pizza Group PLC	150,176	2,329,017	2.97
		5,924,834	7.56

Semiconductors
ARM Holdings PLC	147,020	2,251,896	2.87
NXP Semiconductors N.V.*	18,683	1,574,043	2.01
		3,825,939	4.88

TOTAL COMMON STOCKS (Cost $64,728,021)		76,969,401	98.22

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	1,913,978	1,913,978	2.44

TOTAL SHORT-TERM INVESTMENTS (Cost $1,913,978)		1,913,978	2.44

TOTAL INVESTMENTS (Cost $66,641,999)		78,883,379	100.66

Liabilities, Less Cash and Other Assets		(516,330)	(0.66)
NET ASSETS		$78,367,049	100.00%

*	Non-income producing.

See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Australia	$5,464,885	6.93%
Canada	4,089,954	5.18
China/Hong Kong	8,436,656	10.70
Denmark	3,281,740	4.16
France	4,006,647	5.08
Germany	5,038,996	6.39
Ireland	4,317,013	5.47
Italy	1,802,942	2.29
Japan	5,281,114	6.69
Netherlands	1,574,043	2.00
Switzerland	2,285,346	2.90
United Kingdom	17,224,104	21.83
United States(1)	16,079,939	20.38
	$78,883,379	100.00%

(1)	Includes short-term securities.

Marsico Flexible Capital Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2015
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
BAE Systems PLC	2,209,342	$16,272,032	3.24%

Automotive Retail
O'Reilly Automotive, Inc.*	59,020	14,956,848	2.97

Brewers
Molson Coors Brewing Company - Cl. B	196,356	18,441,755	3.67

Cable & Satellite
Liberty Global PLC - Series C*	408,123	16,639,175	3.31

Data Processing & Outsourced Services
Visa, Inc. - Cl. A	343,432	26,633,152	5.30

Distillers & Vintners
Constellation Brands, Inc. - Cl. A	205,268	29,238,374	5.82

Diversified Banks
Citigroup, Inc.	342,569	17,727,946	3.53

Health Care Equipment
ConforMIS, Inc.*	219,233	3,790,539	0.75

Home Improvement Retail
The Home Depot, Inc.	211,594	27,983,306	5.57

Hotels, Resorts & Cruise Lines
Marriott International, Inc. - Cl. A	165,806	11,115,634	2.21

Internet Software & Services
Alibaba Group Holding Ltd. Spon. ADR*	163,057	13,251,642	2.63
Alphabet, Inc. - Cl. A*	18,082	14,067,977	2.80
Facebook, Inc. - Cl. A*	267,160	27,960,966	5.56
		55,280,585	10.99

Leisure Facilities
ClubCorp Holdings, Inc.	1,084,273	19,809,668	3.94

Mortgage REITs
Starwood Property Trust, Inc.	863,213	17,747,659	3.53

Movies & Entertainment
The Walt Disney Company	199,035	20,914,598	4.16

Pharmaceuticals
Eli Lilly & Company	169,056	14,244,659	2.83
Novartis AG	180,949	15,681,283	3.12

Pacira Pharmaceuticals, Inc.*	84,442	$6,484,301	1.29%
		36,410,243	7.24

Research & Consulting Services
Nielsen Holdings N.V.	416,918	19,428,379	3.86

Restaurants
Domino's Pizza Group PLC	1,349,898	20,935,007	4.16

Specialized Finance
CME Group, Inc.	147,418	13,356,071	2.66

Specialized REITs
Crown Castle International Corp.	211,201	18,258,326	3.63

Technology Hardware, Storage & Peripherals
Apple, Inc.	164,853	17,352,427	3.45

TOTAL COMMON STOCKS (Cost $336,741,320)		422,291,724	83.99

	Par Value	Market Value in Dollars	Percent of Net Assets
CORPORATE BONDS
Casinos & Gaming
Pinnacle Entertainment, Inc., 7.500%, 4/15/21	$6,000,000	6,255,000	1.24

General Merchandise Stores
Dollar Tree, Inc., 5.750%, 3/1/23	6,000,000	6,210,000	1.24

Leisure Facilities
ClubCorp Club Operations, Inc., 8.250%, 12/15/23	5,000,000	4,900,000	0.97

Metal & Glass Containers
Ball Corp., 4.000%, 11/15/23	6,000,000	5,722,500	1.14

Pharmaceuticals
Concordia Healthcare Corporation, 7.000%, 4/15/23	3,000,000	2,602,500	0.52

Real Estate Development
The Howard Hughes Corporation, 6.875%, 10/1/21	4,000,000	4,080,000	0.81

Research & Consulting Services
IHS, Inc., 5.000%, 11/1/22	6,000,000	6,075,000	1.21

Restaurants
Yum! Brands, Inc., 6.875%, 11/15/37	6,000,000	5,101,488	1.01

Semiconductors
Micron Technology, Inc., 5.500%, 2/1/25	4,000,000	3,480,000	0.69

Wireless Telecommunication Services
T-Mobile USA, Inc., 6.464%, 4/28/19	4,000,000	4,119,280	0.82

TOTAL CORPORATE BONDS (Cost $49,494,648)		48,545,768	9.65

	Number of Shares	Value	Percent of Net Assets
PREFERRED STOCKS
Diversified Banks
Wells Fargo & Company, Series N, 5.200%	172,538	$4,379,014	0.87%

Diversified REITs
NorthStar Realty Finance Corp., Series E, 8.750%	123,975	2,919,611	0.58

Regional Banks
First Niagara Financial Group, Inc., Series B, 8.625%	168,558	4,583,092	0.91
Regions Financial Corporation, Series A, 6.375%	154,966	4,084,904	0.81
		8,667,996	1.72

TOTAL PREFERRED STOCKS (Cost $15,110,002)		15,966,621	3.17

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	15,870,199	15,870,199	3.16

TOTAL SHORT-TERM INVESTMENTS (Cost $15,870,199)		15,870,199	3.16

TOTAL INVESTMENTS (Cost $417,216,169)		502,674,312	99.97

Cash and Other Assets, Less Liabilities		140,350	0.03
NET ASSETS		$502,814,662	100.00%

*	Non-income producing.

See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Canada	$2,602,500	0.52%
China/Hong Kong	13,251,642	2.64
Switzerland	15,681,283	3.12
United Kingdom	53,846,214	10.71
United States(1)	417,292,673	83.01
	$502,674,312	100.00%

(1)	Includes short-term securities.

Marsico Global Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2015
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Advertising
JC Decaux S.A.	41,379	$1,587,392	2.40%

Aerospace & Defense
Safran S.A.	24,108	1,660,254	2.51

Airlines
Ryanair Holdings PLC Spon. ADR	30,682	2,652,766	4.01

Apparel, Accessories & Luxury Goods
Hermes International	3,237	1,096,677	1.66

Application Software
salesforce.com, inc.*	25,764	2,019,898	3.05

Biotechnology
Amgen, Inc.	8,226	1,335,326	2.02
Celgene Corporation*	11,908	1,426,102	2.15
Nivalis Therapeutics, Inc.*	46,740	361,768	0.55
Regeneron Pharmaceuticals, Inc.*	2,445	1,327,317	2.01
		4,450,513	6.73

Communications Equipment
Palo Alto Networks, Inc.*	5,819	1,024,959	1.55

Data Processing & Outsourced Services
Visa, Inc. - Cl. A	26,623	2,064,614	3.12
Worldpay Group PLC*	602,645	2,730,112	4.13
		4,794,726	7.25

Footwear
NIKE, Inc. - Cl. B	36,619	2,288,687	3.46

General Merchandise Stores
Dollar Tree, Inc.*	18,498	1,428,416	2.16

Health Care Equipment
DexCom, Inc.*	15,107	1,237,263	1.87
Intuitive Surgical, Inc.*	2,429	1,326,623	2.00
		2,563,886	3.87

Home Entertainment Software
Activision Blizzard, Inc.	34,895	1,350,785	2.04
Electronic Arts, Inc.*	20,694	1,422,092	2.15
		2,772,877	4.19

Hotels, Resorts & Cruise Lines
Norwegian Cruise Line Holdings Ltd.*	31,621	$1,852,991	2.80%

Internet Retail
Amazon.com, Inc.*	3,823	2,583,927	3.91
Ctrip.com International, Ltd. ADR*	46,866	2,171,302	3.28
		4,755,229	7.19

Internet Software & Services
Alibaba Group Holding Ltd. Spon. ADR*	27,454	2,231,187	3.37
Alphabet, Inc. - Cl. A*	3,895	3,030,349	4.58
Auto Trader Group PLC*	183,214	1,199,218	1.82
Facebook, Inc. - Cl. A*	35,099	3,673,461	5.55
Tencent Holdings Ltd.	85,000	1,674,763	2.53
		11,808,978	17.85

Managed Health Care
UnitedHealth Group, Inc.	13,992	1,646,019	2.49

Movies & Entertainment
Imax Corporation*	33,116	1,176,943	1.78

Pharmaceuticals
Novartis AG	22,449	1,945,460	2.94
Novo Nordisk A/S - Cl. B	28,605	1,665,765	2.52
Pacira Pharmaceuticals, Inc.*	28,048	2,153,806	3.25
		5,765,031	8.71

Restaurants
Chipotle Mexican Grill, Inc.*	3,567	1,711,625	2.59
Domino's Pizza Enterprises Ltd.	78,506	3,303,722	4.99
Domino's Pizza Group PLC	130,957	2,030,958	3.07
		7,046,305	10.65

Specialty Chemicals
The Sherwin-Williams Company	7,614	1,976,594	2.99

Technology Hardware, Storage & Peripherals
Apple, Inc.	16,692	1,757,000	2.65

TOTAL COMMON STOCKS (Cost $57,349,291)		66,126,141	99.95

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	483,816	483,816	0.73

TOTAL SHORT-TERM INVESTMENTS (Cost $483,816)		483,816	0.73

TOTAL INVESTMENTS (Cost $57,833,107)	66,609,957	100.68

Liabilities, Less Cash and Other Assets	(452,906)	(0.68)
NET ASSETS	$66,157,051	100.00%

*	Non-income producing.

See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

	Market Value	Percent of Investment Securities

Country
Australia	$3,303,722	4.96%
Canada	1,176,943	1.77
China/Hong Kong	6,077,252	9.12
Denmark	1,665,765	2.50
France	4,344,323	6.52
Ireland	2,652,766	3.98
Switzerland	1,945,460	2.92
United Kingdom	5,960,288	8.95
United States(1)	39,483,438	59.28
	$66,609,957	100.00%

(1)	Includes short-term securities.

Notes to Schedules of Investments

Investment Valuation — A security traded on a recognized stock exchange is generally valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale price is reported on the valuation date, the most current bid price will generally be used, with the exception of short option positions which will generally utilize the most current ask price. Other securities for which over-the-counter market quotations are readily available are generally valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service approved by the Board of Trustees of The Marsico Investment Fund (the “Funds”) and subject to review pursuant to procedures established by, and under the general supervision of, the Funds’ Board of Trustees. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the investment adviser in accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees. The Funds may use pricing services to assist in determining market value. The Board of Trustees has authorized the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios in certain circumstances where there is a significant change in the value of related US-traded securities, as represented by, for example, the S&P 500 Index.

“Fair Value Measurements and Disclosures” (the “Fair Value Statement”) defines fair value, establishes a framework for measuring fair value in Generally Accepted Accounting Principles (“GAAP”), and expands disclosures about fair value measurements. Under the Fair Value Statement, various inputs are used in determining the value of the Funds’ investments.

These inputs are summarized into three broad levels and described below:

▪	Level 1 – quoted prices in active markets for identical investments
▪	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services)
▪	Level 3 – significant unobservable inputs (including the Fund’s own assumptions that market participants would use in determining the fair value of investments).

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers between the levels during the reporting period. The Funds recognize transfers between the levels as of the end of each reporting period and consider securities that are purchased during the reporting period as not having transferred between levels as of the end of the reporting period. In accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees, certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios had a fair valuation adjustment factor applied to their equity prices as of the applicable prior period end and were categorized as Level 2. Application of fair valuation adjustment factors was not deemed necessary at the end of the reporting period and, as such, equity securities listed or traded on foreign security exchanges were categorized as Level 1. These securities represent the only significant transfers between each of the three levels. As of December 31, 2015, the market value of these security transfers from Level 2 to Level 1 were (in thousands) $24,341 $7,097, $29,857, $52,888 and $16,164 for the Focus Fund, 21st Century Fund, International Opportunities Fund, Flexible Capital Fund and Global Fund, respectively. The following is a summary of the fair values of the Funds’ investments in each category and economic sector as of December 31, 2015:

Fund Investments by
Major Security Type	Level 1	Level 2	Level 3	Total
Marsico Focus Fund
Assets
Common Stocks
Consumer Discretionary	$188,511,082	$-	$-	$188,511,082
Consumer Staples	6,575,174	-	-	6,575,174
Energy	7,719,023	-	-	7,719,023
Financials	37,186,480	-	-	37,186,480
Health Care	143,585,024	-	-	143,585,024
Industrials	29,891,235	-	-	29,891,235
Information Technology	306,714,144	-	-	306,714,144
Materials	42,223,161	-	-	42,223,161
Short-term Investments	18,464,897	-	-	18,464,897
				$780,870,220

Marsico Growth Fund
Assets
Common Stocks
Consumer Discretionary	114,621,169	-	-	114,621,169
Consumer Staples	1,690,518	-	-	1,690,518
Energy	7,720,209	-	-	7,720,209
Financials	16,215,947	-	-	16,215,947
Health Care	74,367,979	-	-	74,367,979
Industrials	18,491,615	-	-	18,491,615
Information Technology	147,311,140	-	-	147,311,140
Materials	13,700,909	-	-	13,700,909
Short-term Investments	10,231	-	-	10,231
				$394,129,717

Marsico 21st Century Fund
Assets
Common Stocks
Consumer Discretionary	65,727,044	-	-	65,727,044
Consumer Staples	12,110,412	-	-	12,110,412
Financials	16,795,706	-	-	16,795,706
Health Care	41,861,266	-	-	41,861,266
Industrials	19,804,323	-	-	19,804,323
Information Technology	86,024,143	-	-	86,024,143
Materials	9,717,632	-	-	9,717,632
Telecommunication Services	6,214,786	-	-	6,214,786
Short-term Investments	17,762,633	-	-	17,762,633
				$276,017,945

Marsico International Opportunities Fund
Assets
Common Stocks
Consumer Discretionary	28,259,645	-	-	28,259,645
Financials	2,329,643	-	-	2,329,643
Health Care	10,510,903	-	-	10,510,903
Industrials	6,455,113	-	-	6,455,113
Information Technology	29,414,097	-	-	29,414,097
Short-term Investments	1,913,978	-	-	1,913,978
				$78,883,379

Marsico Flexible Capital Fund
Assets
Common Stocks
Consumer Discretionary	132,354,236	-	-	132,354,236
Consumer Staples	47,680,129	-	-	47,680,129
Financials	67,090,002	-	-	67,090,002
Health Care	40,200,782	-	-	40,200,782
Industrials	35,700,411	-	-	35,700,411
Information Technology	99,266,164	-	-	99,266,164
Corporate Bonds	-	48,545,768	-	48,545,768
Preferred Stocks	15,966,621	-	-	15,966,621
Short-term Investments	15,870,199	-	-	15,870,199
				$502,674,312

Marsico Global Fund
Assets
Common Stocks
Consumer Discretionary	21,232,640	-	-	21,232,640
Health Care	14,425,449	-	-	14,425,449
Industrials	4,313,020	-	-	4,313,020
Information Technology	24,178,438	-	-	24,178,438
Materials	1,976,594	-	-	1,976,594
Short-term Investments	483,816	-	-	483,816
				$66,609,957

Foreign Currency Translation — The accounting records of the Funds are maintained in US dollars. For valuation purposes, values of securities denominated in foreign currencies are translated into US dollars at 4:00 p.m. Eastern Time. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains and losses on foreign currency transactions arise from sales of portfolio securities, forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the end of the reporting period. Net unrealized appreciation or depreciation on investments and foreign currency translations arises from changes in the value of assets and liabilities, including investments in securities at the end of the reporting period, resulting from changes in the exchange rates and changes in market prices of securities held. Transactions in foreign-denominated assets may involve greater risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk.

Federal Income Tax Information — “Accounting for Uncertainty in Income Taxes” (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense as shown in the Statements of Operations included in the Annual Report of the Funds.

The Income Tax Statement requires management of the Funds to analyze all open tax years, fiscal years 2012-2015 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended December 31, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At December 31, 2015 gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Focus Fund	Growth Fund	21st Century Fund	International Opportunities Fund	Flexible Capital Fund	Global Fund

Cost of Investments	$622,351,163	$323,265,705	$220,314,230	$70,151,517	$417,702,477	$58,224,605

Gross Unrealized Appreciation	$174,781,298	$80,015,741	$61,091,395	$10,853,399	$94,792,406	$9,938,417
Gross Unrealized Depreciation	(16,262,241)	(9,151,729)	(5,387,680)	(2,121,537)	(9,820,571)	(1,553,065)

Net Unrealized Appreciation on Investments	$158,519,057	$70,864,012	$55,703,715	$8,731,862	$84,971,835	$8,385,352

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

Item 2.  Controls and Procedures

(a)
The registrant’s principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s fiscal quarter ended December 31, 2015 that materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

(a)
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit	Description of Exhibit
A	Certificate of Principal Executive Officer
B	Certificate of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Marsico Investment Fund

By:	/s/ Christopher J. Marsico
Christopher J. Marsico
Executive Vice President and Chief Operating Officer

Date:	February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher J. Marsico
Christopher J. Marsico
Executive Vice President and Chief Operating Officer

Date:	February 26, 2016

By:	/s/ Neil L. Gloude
Neil L. Gloude
Vice President, Secretary and Treasurer

Date:	February 26, 2016